701 8th Street, N.W., Suite 700 Washington, DC 20001 Telephone: 202-220-6900 Fax: 202-220-6945 www.lockelord.com Marlon Paz Direct Telephone: 202-220-6909 Direct Fax: 202-661-2621 mpaz@lockelord.com

June 15, 2015

Via EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention: Russell Mancuso

Heather Percival

Re: American Electric Technologies, Inc.

Registration Statement on Form S-3

File No. 333-204329

Ladies and Gentlemen:

On behalf of American Electric Technologies, Inc. (the “Company”), we submit in electronic form for filing the accompanying Amendment No. 1 (“Amendment No. 1”) to the Registration Statement on Form S-3 of the Company (the “Registration Statement”), together with Exhibits, marked to indicate changes from the Registration Statement filed with the Securities and Exchange Commission (the “Commission”) on May 20, 2015.

Amendment No. 1 reflects the responses of the Company to comments received from the Staff of the Commission (the “Staff”) in its letter dated June 11, 2015 (the “Comment Letter”), relating to the Registration Statement. Set forth below is the Company’s response to the Comment Letter. The numbering of the paragraph below corresponds to the numbering of the comment, which for your convenience we have incorporated into this response letter. Capitalized terms used but not defined herein are used herein as defined in the Registration Statement.

The Company has asked us to convey the following as its responses to the Staff:

Calculation of Registration Fee

1. It is unclear from your fee table whether you are registering an amount of securities and calculating your fee under Rule 457(a) or you are registering a specific dollar amount in the form of a maximum aggregate offering price and calculating your fee under Rule

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Securities and Exchange Commission

June 15, 2015

457(o). Please revise to clarify. Also, if you are calculating your fee under Rule 457(a), please revise your calculation to properly reflect the 5-business-day period in Rule 457(c) and to state clearly which provision of Rule 457 forms the basis of your fee calculation for the warrants and units.

Response: The Company acknowledges the Staff’s comment and has amended the Registration Statement to clarify that the Company is registering a specific dollar amount in the form of a maximum aggregate offering price and calculating the fee under Rule 457(o).

Incorporation of Certain Information by Reference, page 4

2. Item 12 of Form S-3 requires incorporation by reference of all Form 8-Ks filed since the end of the fiscal year covered by the Form 10-K that you incorporate by reference. Please tell us the authority on which you rely to incorporate Form 8-Ks from 2008 and 2012. Also, please tell us why you have not incorporated the Form 8-K filed May 20, 2015.

Response: The Company acknowledges the Staff’s comment and has revised the Registration Statement to remove Form 8-Ks from 2008 and 2012, and to add Form 8-K filed May 20, 2015.

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If you have any questions concerning the above responses, please do not hesitate to contact me at (202) 220-6909.

Sincerely,

/s/ Marlon Q. Paz

Marlon Q. Paz

cc:	Andrew L. Puhala, American Electric Technologies, Inc.
Lynn Theisen, American Electric Technologies, Inc.